Financial Instruments (Details 1) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Long-term investments	$ 2,988	$ 4,151
Amounts receivable	4,105	12,003
MXN [Member]
Statement [Line Items]
Cash	18,714	29,172
Due from related parties	0	4,026
Long-term investments	0	0
Reclamation bonds	0	0
Amounts receivable	12,624	11,461
Accounts payable and accrued liabilities	(70,233)	(73,792)
Due to related parties	0	0
Finance lease obligations	(1,254)	(4,320)
Net exposure	(40,149)	(33,453)
US dollar equivalent	(2,220)	(1,863)
CDN [Member]
Statement [Line Items]
Cash	2,158	1,710
Due from related parties	335	0
Long-term investments	4,239	5,690
Reclamation bonds	6	6
Amounts receivable	42	30
Accounts payable and accrued liabilities	(28)	(311)
Due to related parties	(135)	(135)
Finance lease obligations	(346)	(430)
Net exposure	6,271	6,560
US dollar equivalent	$ 4,420	$ 4,785